Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of components operating lease costs
	Year ended December 31,
	2020	2021
Operating lease cost	$3,247	$3,124
Variable lease cost	2,028	2,192
Short-term lease cost	-	57

Total lease costs	$5,275	$5,373

Schedule of weighted average remaining lease terms and discount rates
December 31,
2021
Weighted average remaining lease term (years)	13.9
Weighted average discount rate	2.35%

Schedule of maturities of lease liabilities
2022	$4,405
2023	3,630
2024	2,514
2025	2,402
2026	1,622
2027 and thereafter	16,505
Total undiscounted cash flows	$31,078
Less imputed interest	(6,165)
Present value of lease liabilities	$24,913